S000093203 [Member] Investment Strategy - iShares Texas Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell Texas Equity Index (the “Underlying Index”), which is designed to measure the performance of equity securities of U.S. companies headquartered in the State of Texas, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by Russell.
To be eligible for the Underlying Index, at each rebalance date, a security must be included in the Russell 3000 Index, have a float-adjusted market capitalization of at least $500 million, and have a three-month daily value traded of at least $3 million. However, an initial public offering that is included in the Russell 3000 Index pursuant to Russell's fast entry rules (“Fast Entry IPO”) is not measured against this daily volume average until it has traded for longer than three months. Eligible securities of companies that are headquartered in the State of Texas, as determined by Russell, are selected for inclusion in the Underlying Index and weighted by float-adjusted market capitalization.
The Underlying Index is reconstituted and rebalanced quarterly, at the close of the fourth Friday in June and the third Friday of March, September and December. A Fast Entry IPO, however, is added to the Underlying Index when it is added to the Russell 3000 Index.
The Underlying Index uses a capping methodology at each quarterly rebalance that limits the (1) weight of any single security to a maximum of 10% of the Underlying Index weight and (2) sum of all companies with a weight above 4.5% to an aggregate of 45% of the Underlying Index weight.
The Underlying Index may include large-, mid- and small- capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and energy industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.